Business and Basic of Presentation (Summary Of Adoption Of New Guidance On Unaudited Interim Consolidated Statement of Cash Flows) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ (69,829)	[1]	$ 84,623	[1]	$ 48,371
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		(3,182)	[1]	6,705	[1]	(24,935)
Realized investment (gains) losses, net		(13,835)	[2]	(515)	[1]	(1,871)
Change in value of market risk benefits, net of related hedging (gains) losses		142,046	[1]	(39,670)	[1]	0
Change in:
Future policy benefits and other insurance liabilities		422,975	[1]	315,782	[1]	289,417
Reinsurance recoverables		(365,401)	[1]	(116,031)	[1]	(272,450)
Deferred policy acquisition costs		(43,130)	[1]	(64,526)	[1]	(58,425)
Income taxes		(8,362)	[1]	4,550	[1]	(8,215)
Other, net	[3]	(102,980)	[1]	(123,099)	[1]	(9,467)
Cash flows from (used in) operating activities		10,784		130,538		$ 1,550
As Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		51,279		59,507
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		(19,960)		(21,724)
Realized investment (gains) losses, net		(13,416)		(1,968)
Change in value of market risk benefits, net of related hedging (gains) losses		0		0
Change in:
Future policy benefits and other insurance liabilities		222,224		294,654
Reinsurance recoverables		(268,022)		(209,431)
Deferred policy acquisition costs		(38,058)		(58,421)
Income taxes		23,831		(2,127)
Other, net		424		7,329
Cash flows from (used in) operating activities		10,784		130,538
Effect of Change
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		(121,108)		25,116
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Policy charges and fee income		16,778		28,429
Realized investment (gains) losses, net		(419)		1,453
Change in value of market risk benefits, net of related hedging (gains) losses		142,046		(39,670)
Change in:
Future policy benefits and other insurance liabilities		200,751		21,128
Reinsurance recoverables		(97,379)		93,400
Deferred policy acquisition costs		(5,072)		(6,105)
Income taxes		(32,193)		6,677
Other, net		(103,404)		(130,428)
Cash flows from (used in) operating activities		$ 0		$ 0

[1]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[3]	Prior periods have been reclassified to conform to the current period presentation.